Employment costs and provisions - Summary of provisions including post-retirement benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	$ 2,492	$ 3,474
Adjustment on currency translation	(99)	(34)
Charged/(credited) to profit:
– increases to existing and new provisions	231	273
– unused amounts reversed	(12)	(21)
Utilised in year	(254)	(231)
Re-measurement gains recognised in other comprehensive income	(701)	(687)
Transfers and other movements	1	(282)
Provisions (including post-retirement benefits), ending balance	1,658	2,492
Balance sheet analysis:
Current	353	383
Non-current	1,305	2,109
Total	1,658	2,492
Pensions and post-retirement healthcare
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	2,098
Adjustment on currency translation	(73)
Charged/(credited) to profit:
– increases to existing and new provisions	142
– unused amounts reversed	0
Utilised in year	(172)
Re-measurement gains recognised in other comprehensive income	(701)
Transfers and other movements	0
Provisions (including post-retirement benefits), ending balance	1,294	2,098
Balance sheet analysis:
Current	62
Non-current	1,232
Total	1,294	2,098
Other employee entitlements
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	394
Adjustment on currency translation	(26)
Charged/(credited) to profit:
– increases to existing and new provisions	89
– unused amounts reversed	(12)
Utilised in year	(82)
Re-measurement gains recognised in other comprehensive income	0
Transfers and other movements	1
Provisions (including post-retirement benefits), ending balance	364	394
Balance sheet analysis:
Current	291
Non-current	73
Total	364	394
Provision for long service leave	271	272
Provision for redundancy and severance payments	$ 32	$ 60